Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Amortized Costs And Fair Values Of Fixed Maturity Securities Available-For-Sale
	December 31,
	2011
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value

U.S. government and agency bonds	$387.8	$64.3	$--	$452.1
U.S. state and political subdivision bonds	164.8	14.0	--	178.8
Foreign government bonds	61.7	10.4	--	72.1
Corporate bonds	5,588.4	491.8	20.9	6,059.3
S&P 500 Index options	7.2	--	--	7.2

Total fixed maturity securities	$6,209.9	$580.5	$20.9	$6,769.5

	December 31,
	2010
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value

U.S. government and agency bonds	$374.4	$41.5	$--	$415.9
U.S. state and political subdivision bonds	203.3	8.0	2.2	209.1
Foreign government bonds	63.2	6.5	0.1	69.6
Corporate bonds	5,368.8	359.8	17.4	5,711.2
S&P 500 Index options	13.3	--	--	13.3

Total fixed maturity securities	$6,023.0	$415.8	$19.7	$6,419.1

Schedule Of Contractual Maturities Of Fixed Maturity Securities Available-For-Sale

	December 31, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In millions)

Due in one year or less	$632.7	$645.0	$591.0	$600.9
Due after one year through five years	2,534.6	2,693.6	2,563.9	2,735.0
Due after five years through ten years	2,173.9	2,392.5	1,926.3	2,078.5
Due after ten years	868.7	1,038.4	941.8	1,004.7

Total fixed maturity securities	$6,209.9	$6,769.5	$6,023.0	$6,419.1

Commercial Mortgage Loan Portfolio By Property Type, By Geographic Region Within The U.S. And By U.S. State

	December 31, 2011		December 31, 2010
(Dollars in millions)	Amount	Percent	Amount	Percent

Property type:
Retail	$2,457.8	50.1%	$2,186.4	48.4%
Office	911.1	18.6	855.2	18.9
Industrial	900.4	18.4	829.0	18.4
Hotel/motel	241.9	4.9	301.8	6.7
Commercial	187.1	3.8	179.5	4.0
Apartment and other	204.0	4.2	161.7	3.6

Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%

Geographic region:
Pacific	$1,699.3	34.7%	$1,558.5	34.5%
South Atlantic	953.8	19.5	838.9	18.6
West South Central	605.3	12.3	547.2	12.1
Mountain	585.8	11.9	541.1	12.0
East North Central	393.4	8.0	350.4	7.8
Middle Atlantic	243.8	5.0	257.1	5.7
West North Central	184.8	3.8	165.5	3.7
East South Central	129.9	2.6	129.0	2.8
New England	106.2	2.2	125.9	2.8

Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%
U.S. state:
California	$1,332.0	27.2%	$1,236.1	27.4%
Texas	550.8	11.2	495.8	11.0
Florida	305.3	6.2	240.2	5.3
Georgia	270.1	5.5	268.3	5.9
Other states	2,444.1	49.9	2,273.2	50.4
Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%

Changes In Commercial Mortgage Loan Loss Allowance

	Years ended December 31,

(In millions)	2011		2010

Commercial mortgage loan loss allowance:
Beginning balance		$36.1	$19.6
Provision		32.7	48.1
Charge-offs, net	(20.7)		(31.6)

Ending balance		$48.1	$36.1

Specific loan loss allowance		$26.6	$20.4
General loan loss allowance		21.5	15.7

Total commercial mortgage loan loss allowance		$48.1	$36.1

Schedule Of Recorded Investment In Commercial Mortgage Loans

	December 31,
(In millions)	2011	2010

Commercial mortgage loans collectively evaluated for impairment	$4,845.7	$4,467.4
Commercial mortgage loans individually evaluated for impairment	104.7	82.3
Commercial mortgage loan loss allowance	(48.1)	(36.1)
Total commercial mortgage loans	$4,902.3	$4,513.6

Performing And Nonperforming Commercial Mortgage Loans By Property Type
	December 31, 2011
(In millions)	Retail	Office	Industrial	Hotel/	Commercial	Apartment	Total
				Motel		and Other

Performing commercial mortgage
loans	$2,442.3	$898.4	$895.2	$241.9	$182.0	$201.3	$4,861.1
Nonperforming commercial
mortgage loans	15.5	12.7	5.2	--	5.1	2.7	41.2

Total commercial mortgage loans	$2,457.8	$911.1	$900.4	$241.9	$187.1	$204.0	$4,902.3

	December 31, 2010
(In millions)	Retail	Office	Industrial	Hotel/	Commercial	Apartment	Total
				Motel		and Other

Performing commercial mortgage
loans	$2,175.3	$847.8	$817.7	$301.8	$174.8	$161.2	$4,478.6
Nonperforming commercial
mortgage loans	11.1	7.4	11.3	--	4.7	0.5	35.0

Total commercial mortgage loans	$2,186.4	$855.2	$829.0	$301.8	$179.5	$161.7	$4,513.6

Impaired Commercial Mortgage Loans Identified In Management's Specific Review Of Probable Loan Losses And The Related Allowance

	December 31, 2011
		Unpaid		Amount on
	Recorded	Principal	Related	Nonaccrual
(In millions)	Investment	Balance	Allowance	Status

Impaired commercial mortgage loans:
Without specific loan loss allowances:
Retail	$8.6	$8.6	$--	$2.1
Office	5.8	5.8	--	4.3
Industrial	5.8	5.8	--	0.9
Hotel/motel	5.9	5.9	--	--
Apartment and other	2.8	2.8	--	1.1
Total impaired commercial mortgage loans without specific
loan loss allowances	28.9	28.9	--	8.4

With specific loan loss allowances:
Retail	31.7	31.7	10.7	10.2
Office	18.3	18.3	5.2	10.1
Industrial	11.5	11.5	5.0	7.5
Commercial	11.1	11.1	5.3	11.1
Apartment and other	3.2	3.2	0.4	1.9
Total impaired commercial mortgage loans with specific
loan loss allowances	75.8	75.8	26.6	40.8

Total impaired commercial mortgage loans	$104.7	$104.7	$26.6	$49.2

	December 31, 2010
		Unpaid		Amount on
	Recorded	Principal	Related	Nonaccrual
(In millions)	Investment	Balance	Allowance	Status

Impaired commercial mortgage loans:
Without specific loan loss allowances:
Retail	$6.8	$6.8	$--	$0.4
Office	2.3	2.3	--	1.1
Industrial	3.0	3.0	--	3.0
Hotel/motel	5.9	5.9	--	5.9
Total impaired commercial mortgage loans without specific
loan loss allowances	18.0	18.0	--	10.4

With specific loan loss allowances:
Retail	34.4	34.4	10.4	21.5
Office	11.2	11.2	2.5	6.9
Industrial	10.8	10.8	4.6	10.8
Commercial	7.4	7.4	2.8	6.5
Apartment and other	0.5	0.5	0.1	0.2
Total impaired commercial mortgage loans with specific
loan loss allowances	64.3	64.3	20.4	45.9

Total impaired commercial mortgage loans	$82.3	$82.3	$20.4	$56.3

Information Related To Troubled Debt Restructurings Of Financing Receivables

	Year ended December 31, 2011

	Number of Loans	Pre - Restructuring Recorded Investment	Post - Restructuring Recorded Investment

(In millions)
Troubled debt restructurings:
Retail	6	$4.5	$4.0
Office	3	2.4	2.4
Industrial	4	2.9	3.0
Apartment and other	7	2.4	2.4

Total troubled debt restructurings	20	$12.2	$11.8

Average Recorded Investment In Impaired Commercial Mortgage Loans Before Specific Allowances For Losses

	Years ended December 31,
(In millions)	2011	2010	2009

Average recorded investment	$92.3	$76.4	$17.5

Aging Of Commercial Mortgage Loans By Property Type

	December 31, 2011
							Total
			Greater Than		Allowance		Commercial
	30 Days	60 Days	90 Days	Total	Related		Mortgage
(In millions)	Past Due	Past Due	Past Due	Past Due	to Past Due	Current	Loans

Commercial mortgage loans:
Retail	$3.1	$7.1	$3.0	$13.2	$(1.3)	$2,445.9	$2,457.8
Office	0.8	1.5	1.6	3.9	(0.4)	907.6	911.1
Industrial	1.4	0.4	2.3	4.1	(0.7)	897.0	900.4
Hotel/motel	--	--	--	--	--	241.9	241.9
Commercial	--	--	1.2	1.2	(0.8)	186.7	187.1
Apartment and other	0.2	--	--	0.2	--	203.8	204.0

Total commercial mortgage loans	$5.5	$9.0	$8.1	$22.6	$(3.2)	$4,882.9	$4,902.3

	December 31, 2010
							Total
			Greater Than		Allowance		Commercial
	30 Days	60 Days	90 Days	Total	Related		Mortgage
(In millions)	Past Due	Past Due	Past Due	Past Due	to Past Due	Current	Loans

Commercial mortgage loans:
Retail	$7.2	$--	$5.5	$12.7	$(1.9)	$2,175.6	$2,186.4
Office	5.0	1.5	3.2	9.7	(1.0)	846.5	855.2
Industrial	4.8	2.1	5.5	12.4	(0.9)	817.5	829.0
Hotel/motel	--	--	--	--	--	301.8	301.8
Commercial	--	--	1.2	1.2	(0.6)	178.9	179.5
Apartment and other	0.9	0.4	0.2	1.5	(0.1)	160.3	161.7

Total commercial mortgage loans	$17.9	$4.0	$15.6	$37.5	$(4.5)	$4,480.6	$4,513.6

Schedule Of Gross Unrealized Losses And Fair Value Of Investments

	December 31, 2011
	Total		Less than 12 months		12 or more months
(Dollars in millions)	Number	Amount	Number	Amount	Number	Amount

Unrealized losses:
Corporate bonds	360	$20.9	334	$17.4	26	$3.5

Total	360	$20.9	334	$17.4	26	$3.5

Fair market value of securities with
unrealized losses:
Corporate bonds	360	$425.3	334	$398.0	26	$27.3

Total	360	$425.3	334	$398.0	26	$27.3

	December 31, 2010
	Total		Less than 12 months		12 or more months
(Dollars in millions)	Number	Amount	Number	Amount	Number	Amount

Unrealized losses:
U.S. state and political subdivision bonds	37	$2.2	33	$2.0	4	$0.2
Foreign government bonds	2	0.1	2	0.1	--	--
Corporate bonds	433	17.4	347	14.9	86	2.5

Total	472	$19.7	382	$17.0	90	$2.7

Fair market value of securities with
unrealized losses:
U.S. state and political subdivision bonds	37	$51.7	33	$46.7	4	$5.0
Foreign government bonds	2	1.9	2	1.9	--	--
Corporate bonds	433	487.5	347	448.9	86	38.6

Total	472	$541.1	382	$497.5	90	$43.6

Net Investment Income Summarized By Investment Type

	Years ended December 31,

(In millions)	2011	2010	2009

Fixed maturity securities:
Bonds	$323.6	$322.8	$314.1
S&P 500 Index options	(0.2)	8.4	4.7

Total fixed maturity securities	323.4	331.2	318.8
Commercial mortgage loans	310.2	285.0	274.3
Real estate	(0.4)	2.5	5.8
Other	1.4	4.3	6.4

Gross investment income	634.6	623.0	605.3
Investment expenses	(21.8)	(20.5)	(18.8)

Net investment income	$612.8	$602.5	$586.5

Schedule Of Gross Capital Gains And Losses By Investment Type

	Years ended December 31,
(In millions)	2011	2010	2009

Gains:
Fixed maturity securities	$11.5	$18.0	$29.6
Commercial mortgage loans	0.9	1.2	1.1
Real estate investments	35.2	9.6	--
Real estate owned	1.1	0.5	--

Gross capital gains	48.7	29.3	30.7

Losses:
Fixed maturity securities	(2.4)	(2.6)	(35.0)
Provision for commercial mortgage loan losses	(32.7)	(48.1)	(21.4)
Real estate investments	(0.5)	--	(0.4)
Real estate owned	(17.6)	(23.4)	--
Other	(2.4)	(6.8)	(0.8)

Gross capital losses	(55.6)	(80.9)	(57.6)

Net capital losses	$(6.9)	$(51.6)	$(26.9)